COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) CAD in Thousands	Dec. 31, 2017 CAD
Transportation commitments
Other Commitments
Total	CAD 249,214
2018	28,106
2019	26,490
2020	22,652
2021	19,804
2022	17,715
Thereafter	134,447
Processing commitments
Other Commitments
Total	26,317
2018	10,143
2019	3,506
2020	3,174
2021	1,519
2022	1,519
Thereafter	6,456
Drilling and completions
Other Commitments
Total	66,096
2018	50,948
2019	7,574
2020	CAD 7,574